Capital Stock, Warrants and Stock Options (Details Narrative)													1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	May 13, 2022 shares	Oct. 09, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 25, 2020 USD ($) shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($) shares	Aug. 14, 2020 CAD ($) shares	May 12, 2020 USD ($) shares	May 12, 2020 CAD ($) $ / shares shares	Feb. 26, 2020 USD ($) shares	Feb. 26, 2020 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares		Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Feb. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 09, 2020 $ / shares	Aug. 25, 2020 CAD ($) $ / shares	Aug. 14, 2020 CAD ($) $ / shares	Jun. 30, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																750,000,000		750,000,000	750,000,000
Common stock, par value | $ / shares																$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock, shares authorized																10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares																$ 0.000001		$ 0.000001	$ 0.000001
Number of shares issued	10,416,667	5,572,980
Shares issued price per share | (per share)																		$ 0.26		$ 0.04					$ 0.35	$ 0.49			$ 0.05
Financing costs | $																		$ 360,000		$ 30,000
Share price | (per share)																	$ 0.32		$ 0.32	$ 0.42		$ 0.34	$ 0.40						$ 0.56
Number of shares issued, value | $													$ 3,000,000				$ 6,168,069	14,262,694 [1]		$ 1,208,389	[2]
Accrued liabilities | $																$ 2,415,382		214,218	$ 869,581
Interest payable | $		$ 500,000														195,205
Loss on loan extinguishment | $		23,376															$ (56,146)	$ (875,861)	$ (56,146)	$ (1,056,296)
Convertible notes payable | $		$ 1,600,000
August 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																			160,408
August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																			2,752,900
November 2018 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																			645,866
November 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																			400,000
April 2020 Loan Extension Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																			400,000
February Two Thousand Twenty Issuance [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants, Expired																239,284
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued									107,143	107,143	2,991,073	2,991,073
Shares issued price per share | $ / shares										$ 0.56		$ 0.56
Proceeds from issuance of private placement									$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
Financing costs | $											$ 95,763
Issuance of shares, description											Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).
Share price | $ / shares												$ 0.70
Warrant term												2 years
Non-Brokered Private Placement [Member] | February 2021 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term														5 years
Warrant exercise price | $ / shares																								$ 0.60
Non-Brokered Private Placement [Member] | February 2021 Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares														351,000	351,000
Shares issued price per share | $ / shares															$ 0.40
Equity issuance cost | $														$ 154,630
Non-Brokered Private Placement [Member] | Convertible Loan Facility [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued											696,428	696,428
Number of shares issued, value | $											$ 300,000
Non-Brokered Private Placement [Member] | February 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														19,576,360	19,576,360
Shares issued price per share | $ / shares																								$ 0.40
Proceeds from issuance of private placement														$ 6,168,069	$ 7,830,544
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued											239,284	239,284
Non-Brokered Private Placement [Member] | February 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued														417,720	417,720
Number of shares issued, value | $														$ 132,000
Accrued liabilities | $														$ 132,000
Deemed price | $ / shares														$ 0.45
Loss on loan extinguishment | $														$ 56,146
Brokered Private Placement [Member] | August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for settlement of accounts payable			2,205,714
Value of shares issued for settlement of accounts payable | $			$ 177,353
Accrued liabilities | $			55,676
Interest payable | $			28,300
Promissory notes payable | $			$ 344,185
Deemed price | $ / shares			$ 0.67
Loss on loan extinguishment | $			$ 899,237
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued							35,212,142	35,212,142
Shares issued price per share | $ / shares																												$ 0.35
Proceeds from issuance of private placement							$ 9,301,321	$ 12,324,250
Financing costs						$ 709,488	$ 709,488																					$ 849,978
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member] | August 2020 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares																												$ 0.50
Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				20,866,292	20,866,292
Shares issued price per share | $ / shares																											$ 0.35
Proceeds from issuance of private placement				$ 5,510,736	$ 7,303,202
Financing costs				$ 237,668																							$ 314,512
Compensation options, shares				1,127,178	1,127,178
Loss on private placement | $				$ 940,290
Equity issuance cost | $				$ 947,156
Brokered Private Placement [Member] | Compensation Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Compensation options, shares							2,112,729	2,112,729
Shares issued price per share | $ / shares						$ 0.35

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)